PREPAYMENT FOR BUSINESS ACQUISITION	12 Months Ended
Dec. 31, 2014
PREPAYMENT FOR BUSINESS ACQUISITION [Abstract]
PREPAYMENT FOR BUSINESS ACQUISITION
5.	PREPAYMENT FOR BUSINESS ACQUISITION

On December 22, 2014, the Group entered into an agreement to acquire a 60% equity interest in Beijing Run Ze Microfinance Limited (“Run Ze”), an operator of a micro loan business, for a cash consideration of US$9,806. As of December 31, 2014, the Group paid an interest-free deposit of US$9,806. The Group can cancel the transaction and receive a refund on its deposit, if the necessary regulatory approvals have not been obtained by June 30, 2015.